PERSONNEL EXPENSES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Salaries	R$ (10,319,187)	R$ (9,699,551)	R$ (10,080,147)
Benefits	(5,270,848)	(5,004,251)	(4,600,686)
Social security charges	(3,738,015)	(3,494,005)	(3,399,639)
Employee profit sharing	(1,384,381)	(1,579,908)	(1,843,861)
Training	(102,027)	(111,337)	(89,359)
Total	R$ (20,814,458)	R$ (19,889,052)	R$ (20,013,692)